Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment information
Aeronautical revenue	$ 609,751	$ 262,809	$ 219,995
Non aeronautical revenue
Commercial revenue	612,545	362,087	259,713
Construction service revenue	149,796	79,760	125,778
Other revenue	6,571	2,257	1,870
Cost of services	(962,978)	(622,381)	(653,583)
Gross income/(loss)	415,685	84,532	(46,227)
Selling, general and administrative expenses	(141,355)	(102,062)	(101,775)
Impairment loss of non-financial assets	(111)	(371)	(62,268)
Other operating income	37,340	42,777	54,105
Other operating expense	(6,984)	(18,416)	(7,533)
Operating income / (loss)	304,575	6,460	(163,698)
Share of income / (loss) in subsidiaries and associates	(970)	(629)	(1,667)
Amortization and depreciation	153,131	143,501	183,448
Adjusted Ebitda	456,736	149,332	18,083
Construction services revenue	(149,796)	(79,760)	(125,778)
Construction services cost	147,855	77,453	124,438
Adjusted Ebitda excluding Construction Services	454,795	147,025	16,743
Construction services revenue	149,796	79,760	125,778
Construction services cost	(147,855)	(77,453)	(124,438)
Adjusted Ebitda	456,736	149,332	18,083
Financial income	63,859	28,080	35,697
Financial loss	(196,405)	(131,271)	(215,496)
Inflation adjustment	19,459	6,691	(26,532)
Amortization and depreciation	(153,131)	(143,501)	(183,448)
Income before income tax	190,518	(90,669)	(371,696)
Income tax	(24,883)	(69,111)	14,295
Net income from continuing operations	165,635	(159,780)	(357,401)
Loss from discontinued operations		(21,196)	(4,492)
Income / (loss) for the year	165,635	(180,976)	(361,893)
Current assets	647,468	626,317
Non-current assets	3,188,320	2,994,314
Capital Expenditure	164,874	91,741
Current liabilities	676,319	842,287
Non-current liabilities	2,297,100	2,004,736
Operating segments | Argentina | Airports
Segment information
Aeronautical revenue	330,288	94,881	106,681
Non aeronautical revenue
Commercial revenue	308,114	214,573	147,599
Construction service revenue	124,210	53,501	95,793
Cost of services	(526,774)	(326,974)	(380,176)
Gross income/(loss)	235,838	35,981	(30,103)
Selling, general and administrative expenses	(55,947)	(38,338)	(38,033)
Other operating income	15,857	8,109	6,522
Other operating expense	(5,232)	(14,925)	(2,731)
Operating income / (loss)	190,516	(9,173)	(64,345)
Share of income / (loss) in subsidiaries and associates	(24)
Amortization and depreciation	87,363	74,743	115,119
Adjusted Ebitda	277,855	65,570	50,774
Construction services revenue	(124,210)	(53,501)	(95,793)
Construction services cost	124,018	53,378	95,684
Adjusted Ebitda excluding Construction Services	277,663	65,447	50,665
Construction services revenue	124,210	53,501	95,793
Construction services cost	(124,018)	(53,378)	(95,684)
Adjusted Ebitda	277,855	65,570	50,774
Current assets	213,964	232,737
Non-current assets	1,600,511	1,395,707
Capital Expenditure	124,214	53,501
Current liabilities	226,136	284,442
Non-current liabilities	797,628	684,460
Operating segments | Argentina | Others
Non aeronautical revenue
Commercial revenue	232	202	184
Cost of services	(75)	(68)	(71)
Gross income/(loss)	157	134	113
Selling, general and administrative expenses	(145)	(145)	(144)
Other operating income	2	2	3
Other operating expense		(8)	(16)
Operating income / (loss)	14	(17)	(44)
Adjusted Ebitda	14	(17)	(44)
Adjusted Ebitda excluding Construction Services	14	(17)	(44)
Adjusted Ebitda	14	(17)	(44)
Current assets	74	82
Non-current assets	30	27
Current liabilities	35	40
Operating segments | Brazil | Airports
Segment information
Aeronautical revenue	36,610	24,121	20,883
Non aeronautical revenue
Commercial revenue	52,700	34,329	30,510
Cost of services	(71,095)	(59,198)	(60,799)
Gross income/(loss)	18,215	(748)	(9,406)
Selling, general and administrative expenses	(13,012)	(8,228)	(11,300)
Impairment loss of non-financial assets			(26,362)
Other operating income	16,254	20,285	34,829
Other operating expense	(424)	(2,191)	(3,320)
Operating income / (loss)	21,033	9,118	(15,559)
Amortization and depreciation	11,228	9,999	9,065
Adjusted Ebitda	32,261	19,117	(6,494)
Adjusted Ebitda excluding Construction Services	32,261	19,117	(6,494)
Adjusted Ebitda	32,261	19,117	(6,494)
Current assets	100,810	41,384
Non-current assets	675,108	670,006
Capital Expenditure	1,953	1,838
Current liabilities	211,308	328,750
Non-current liabilities	927,932	663,012
Operating segments | Brazil | Others
Non aeronautical revenue
Selling, general and administrative expenses	(172)	(143)	(38)
Operating income / (loss)	(172)	(143)	(38)
Adjusted Ebitda	(172)	(143)	(38)
Adjusted Ebitda excluding Construction Services	(172)	(143)	(38)
Adjusted Ebitda	(172)	(143)	(38)
Current assets	43	27
Non-current assets		114
Operating segments | Uruguay | Airports
Segment information
Aeronautical revenue	43,450	14,564	19,616
Non aeronautical revenue
Commercial revenue	36,289	20,200	19,890
Construction service revenue	13,169	5,280	9,281
Other revenue	13	14	56
Cost of services	(53,459)	(35,903)	(40,306)
Gross income/(loss)	39,462	4,155	8,537
Selling, general and administrative expenses	(14,599)	(7,674)	(7,943)
Other operating income	159	152	281
Other operating expense	(429)	(119)	(132)
Operating income / (loss)	24,593	(3,486)	743
Amortization and depreciation	6,101	11,112	11,467
Adjusted Ebitda	30,694	7,626	12,210
Construction services revenue	(13,169)	(5,280)	(9,281)
Construction services cost	13,169	5,280	9,281
Adjusted Ebitda excluding Construction Services	30,694	7,626	12,210
Construction services revenue	13,169	5,280	9,281
Construction services cost	(13,169)	(5,280)	(9,281)
Adjusted Ebitda	30,694	7,626	12,210
Current assets	33,998	21,436
Non-current assets	158,248	144,164
Capital Expenditure	19,958	5,511
Current liabilities	19,258	12,345
Non-current liabilities	56,797	60,225
Operating segments | Uruguay | Others
Non aeronautical revenue
Commercial revenue	19,882	18,031	15,536
Cost of services	(14,560)	(11,635)	(11,004)
Gross income/(loss)	5,322	6,396	4,532
Selling, general and administrative expenses	(1,910)	(1,362)	(1,520)
Other operating income		56	117
Other operating expense	(49)	(66)	(131)
Operating income / (loss)	3,363	5,024	2,998
Amortization and depreciation	1,280	1,056	1,134
Adjusted Ebitda	4,643	6,080	4,132
Adjusted Ebitda excluding Construction Services	4,643	6,080	4,132
Adjusted Ebitda	4,643	6,080	4,132
Current assets	4,887	4,264
Non-current assets	8,240	7,863
Capital Expenditure	1,375	2,556
Current liabilities	3,131	3,180
Non-current liabilities	1,986	2,010
Operating segments | Armenia | Airports
Segment information
Aeronautical revenue	60,662	45,312	15,308
Non aeronautical revenue
Commercial revenue	145,059	46,503	22,396
Construction service revenue	1,819	6,559	1,730
Cost of services	(142,705)	(56,791)	(39,517)
Gross income/(loss)	64,835	41,583	(83)
Selling, general and administrative expenses	(13,019)	(11,173)	(8,596)
Other operating income	175	168	129
Other operating expense	(769)	(703)	(889)
Operating income / (loss)	51,222	29,875	(9,439)
Amortization and depreciation	17,650	14,411	14,900
Adjusted Ebitda	68,872	44,286	5,461
Construction services revenue	(1,819)	(6,559)	(1,730)
Construction services cost	1,766	6,368	1,679
Adjusted Ebitda excluding Construction Services	68,819	44,095	5,410
Construction services revenue	1,819	6,559	1,730
Construction services cost	(1,766)	(6,368)	(1,679)
Adjusted Ebitda	68,872	44,286	5,461
Current assets	64,762	71,315
Non-current assets	169,030	148,838
Capital Expenditure	5,788	7,629
Current liabilities	22,110	30,067
Non-current liabilities	16,949	41,309
Operating segments | Ecuador | Airports
Segment information
Aeronautical revenue	68,370	46,456	28,128
Non aeronautical revenue
Commercial revenue	25,060	17,948	13,002
Construction service revenue	2,769	752	8,611
Cost of services	(57,584)	(44,371)	(42,753)
Gross income/(loss)	38,615	20,785	6,988
Selling, general and administrative expenses	(16,067)	(11,703)	(10,583)
Other operating income	91	82	256
Other operating expense	(77)	(13)	(389)
Operating income / (loss)	22,562	9,151	(3,728)
Amortization and depreciation	6,434	7,000	5,074
Adjusted Ebitda	28,996	16,151	1,346
Construction services revenue	(2,769)	(752)	(8,611)
Construction services cost	2,769	752	8,611
Adjusted Ebitda excluding Construction Services	28,996	16,151	1,346
Construction services revenue	2,769	752	8,611
Construction services cost	(2,769)	(752)	(8,611)
Adjusted Ebitda	28,996	16,151	1,346
Current assets	53,752	43,357
Non-current assets	56,025	57,798
Capital Expenditure	1,842	779
Current liabilities	47,447	35,749
Non-current liabilities	13,536	20,051
Operating segments | Italy | Airports
Segment information
Aeronautical revenue	70,371	37,475	29,379
Non aeronautical revenue
Commercial revenue	32,449	17,082	16,799
Construction service revenue	7,829	13,668	10,363
Other revenue	6,558	2,243	1,777
Cost of services	(94,575)	(83,149)	(72,163)
Gross income/(loss)	22,632	(12,681)	(13,845)
Selling, general and administrative expenses	(17,013)	(13,053)	(14,437)
Impairment loss of non-financial assets	(111)	(371)
Other operating income	4,796	13,923	11,968
Other operating expense			(18)
Operating income / (loss)	10,304	(12,182)	(16,296)
Share of income / (loss) in subsidiaries and associates	(257)	91	115
Amortization and depreciation	11,122	12,290	11,903
Adjusted Ebitda	21,169	199	(4,278)
Construction services revenue	(7,829)	(13,668)	(10,363)
Construction services cost	6,133	11,675	9,183
Adjusted Ebitda excluding Construction Services	19,473	(1,794)	(5,458)
Construction services revenue	7,829	13,668	10,363
Construction services cost	(6,133)	(11,675)	(9,183)
Adjusted Ebitda	21,169	199	(4,278)
Current assets	89,098	101,116
Non-current assets	255,354	274,947
Capital Expenditure	9,742	19,927
Current liabilities	137,057	117,933
Non-current liabilities	99,928	141,898
Intrasegment Adjustments
Non aeronautical revenue
Commercial revenue	(10,652)	(9,037)	(6,368)
Other revenue	(1,737)	(806)	(2,184)
Cost of services	9,477	7,850	7,118
Gross income/(loss)	(2,912)	(1,993)	(1,434)
Selling, general and administrative expenses	2,912	1,993	1,357
Other operating expense			77
Current assets	(60,562)	(60,620)
Non-current assets	(768)	(768)
Current liabilities	(60,562)	(60,620)
Non-current liabilities	(768)	(768)
Unallocated
Non aeronautical revenue
Commercial revenue	3,412	2,256	165
Other revenue	1,737	806	2,221
Cost of services	(11,628)	(12,142)	(13,912)
Gross income/(loss)	(6,479)	(9,080)	(11,526)
Selling, general and administrative expenses	(12,383)	(12,236)	(10,538)
Impairment loss of non-financial assets			(35,906)
Other operating income	6
Other operating expense	(4)	(391)	(20)
Operating income / (loss)	(18,860)	(21,707)	(57,990)
Share of income / (loss) in subsidiaries and associates	(689)	(720)	(1,782)
Amortization and depreciation	11,953	12,890	14,786
Adjusted Ebitda	(7,596)	(9,537)	(44,986)
Adjusted Ebitda excluding Construction Services	(7,596)	(9,537)	(44,986)
Adjusted Ebitda	(7,596)	(9,537)	$ (44,986)
Current assets	146,642	171,219
Non-current assets	266,541	295,618
Capital Expenditure	2
Current liabilities	70,399	90,401
Non-current liabilities	$ 383,112	$ 392,539